UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 29, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   One International Place
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           Boston, Massachusettes 02110
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty
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Title:     President
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Phone:     (617) 310-5190
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Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusettes     February 14, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              50
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Form 13F Information Table Value Total:         $65,696
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                                                (thousands)



CCGrowth Investments, L.P.
Securities held in all accounts at 12/29/2000

                                   Title of                                                            Investment  Voting
Description                        Class       Symbol Cusip          Mkt Value        Shares           Discretion  Authority-SOLE
ADOLOR CORP                        Common      ADLR   00724X102          435,600.00     19,800.00      SOLE             19,800.00
APACHE CORP                        Common      APA    037411105        2,539,765.64     36,250.00      SOLE             36,250.00
APPLIED MICRO CIRCUITS CORP        Common      AMCC   03822W109        3,068,291.68     40,885.00      SOLE             40,885.00
AREMISSOFT CORP DEL                Common      AREM   040026106          639,672.20     14,985.00      SOLE             14,985.00
ART TECHNOLOGY GROUP INC           Common      ARTG   04289L107          495,112.50     16,200.00      SOLE             16,200.00
BROADCOM CORP                      Common      BRCM   111320107        5,463,360.00     65,040.00      SOLE             65,040.00
BROCADE COMMUNICATIONS SYS INC     Common      BRCD   111621108        4,113,750.89     44,806.00      SOLE             44,806.00
CISCO SYSTEMS INC                  Common      CSCO   17275R102        2,773,125.00     72,500.00      SOLE             72,500.00
CONSECO INC                        Common      CNC    208464107          496,509.38     37,650.00      SOLE             37,650.00
COSTAR GROUP INC                   Common      CSGP   22160N109          177,163.88      7,499.00      SOLE              7,499.00
CYPRESS SEMICONDUCTOR CORP         Common      CY     232806109          254,913.76     12,948.00      SOLE             12,948.00
DEVON ENERGY CORPORATION NEW       Common      DVN    25179M103        1,055,207.79     17,307.00      SOLE             17,307.00
EARTHLINK NETWORK INC              Common      ELNK   270321102            9,383.28      1,865.00      SOLE              1,865.00
EL PASO ENERGY CORP                Common      EPG    283905107          502,449.38      7,015.00      SOLE              7,015.00
ENGINEERED SUPPORT SYS CO          Common      EASI   292866100          157,905.00      7,260.00      SOLE              7,260.00
FOREST OIL CORP                    Common      FST    346091705          521,412.50     14,140.00      SOLE             14,140.00
GEMSTAR TV GUIDE INTL INC          Common      GMST   36866W106        3,009,656.25     65,250.00      SOLE             65,250.00
GREY WOLF INC                      Common      GW     397888108          170,986.01     29,104.00      SOLE             29,104.00
IXIA                               Common      XXIA   45071R109          663,375.00     29,000.00      SOLE             29,000.00
JUNIPER NETWORKS                   Common      JNPR   48203R104          292,465.01      2,320.00      SOLE              2,320.00
LIBERATE TECHNOLOGIES              Common      LBRT   530129105          236,148.50     17,332.00      SOLE             17,332.00
METROMEDIA FIBER NETWORK INC       Common      MFNX   591689104          310,837.50     30,700.00      SOLE             30,700.00
MICROCHIP TECHNOLOGY INC           Common      MCHP   595017104          256,690.70     11,701.00      SOLE             11,701.00
ENEA DATA AB                       Common      EDTDF    5985191           85,900.93      9,275.00      SOLE              9,275.00
MUTUAL RISK MANAGEMENT LTD         Common      MM     628351108          452,435.64     29,790.00      SOLE             29,790.00
NEWFIELD EXPLORATION CO            Common      NFX    651290108        3,127,933.88     65,938.00      SOLE             65,938.00
NORTHROP GRUMMAN CORP              Common      NOC    666807102        1,562,060.00     18,820.00      SOLE             18,820.00
PMC-SIERRA INC                     Common      PMCS   69344F106        4,541,380.00     57,760.00      SOLE             57,760.00
PAXSON COMMUNICATIONS CORP CL A    Common      PAX    704231109          560,167.19     46,925.00      SOLE             46,925.00
PEREGRINE SYSTEMS INC              Common      PRGN   71366Q101          876,801.25     44,395.00      SOLE             44,395.00
PFIZER INC                         Common      PFE    717081103        2,668,000.00     58,000.00      SOLE             58,000.00
PURE RESOURCES INC                 Common      PRS    74622E102           38,130.75      1,883.00      SOLE              1,883.00
SIRIUS SATELLITE RADIO INC         Common      SIRI   82966U103        1,602,464.57     53,527.00      SOLE             53,527.00
SPRINT CORP                        Common      FON    852061100        1,229,718.75     60,540.00      SOLE             60,540.00
TENET HEALTHCARE CORP              Common      THC    88033G100        1,933,031.25     43,500.00      SOLE             43,500.00
TEXAS INSTRUMENTS INC              Common      TXN    882508104          631,035.00     13,320.00      SOLE             13,320.00
TRICO MARINE SERVICES INC          Common      TMAR   896106101          174,999.50     11,336.00      SOLE             11,336.00
UNITED TECHNOLOGIES CORP           Common      UTX    913017109        2,113,440.00     26,880.00      SOLE             26,880.00
UNUMPROVIDENT CORP                 Common      UNM    91529Y106          775,075.00     28,840.00      SOLE             28,840.00
UTSTARCOM INC                      Common      UTSI   918076100           52,297.00      3,374.00      SOLE              3,374.00
VERITAS SOFTWARE CORP              Common      VRTS   923436109        8,793,750.00    100,500.00      SOLE            100,500.00
VIGNETTE CORP                      Common      VIGN   926734104          474,354.00     26,353.00      SOLE             26,353.00
VIRATA CORP                        Common      VRTA   927646109           65,315.26      6,006.00      SOLE              6,006.00
WESTERN WIRELESS CORP-CL A         Common      WWCA   95988E204        1,203,056.25     30,700.00      SOLE             30,700.00
WILLIAMS COMMUNICATIONS GROUP      Common      WCG    969455104          197,400.00     16,800.00      SOLE             16,800.00
WORLDCOM INC GA NEW                Common      WCOM   98157D106        1,376,718.75     97,900.00      SOLE             97,900.00
XO COMMUNICATIONS INC              Common      XOXO   983764101          276,093.76     15,500.00      SOLE             15,500.00
ACE LTD-ORD                        Common      ACL    G0070K103        2,130,786.88     50,210.00      SOLE             50,210.00
RADVISION LTD                      Common      RVSN   M81869105          932,819.64     75,762.00      SOLE             75,762.00
ASM INTERNATIONAL NV               Common      ASMI   N07045102          177,635.94     19,075.00      SOLE             19,075.00

                                                                      65,696,583.04  1,614,466.00                    1,614,466.00
